Divestitures	12 Months Ended
Dec. 31, 2025
Divestitures [Abstract]
Divestitures

Note 4 — Divestitures

On July 14, 2025, the Company signed an agreement with a third party to sell 100% equity interests of its wholly-owned subsidiary, Anxin Jieda, and its subsidiaries, Ascendent Insight Education Co., Ltd. and Xingtai Ningyao Technology Co., Ltd., for a total consideration of $6,370 (HKD50,000). The transaction was closed on July 29, 2025. Given the accumulated losses in the disposed subsidiaries, for the year ended December 31, 2025, the Group recorded a gain of $4,581,885 resulting from the disposition of Anxin Jieda and its subsidiaries, which is reflected in gain from disposal of subsidiaries on the Consolidated Statement of Operations and Comprehensive Loss. Prior to the transfer, those subsidiaries did not commence any substantial revenue generating activities nor have a major effect on the Group’s operation and financial results, therefore, it is not reported as a discontinued operation.